New York Life Insurance Company

44 South Broadway

White Plains, New York 10601

Tel: (914) 960-4141

E-mail: Laura_Bramson@newyorklife.com

Laura Molnar Bramson

Associate General Counsel

VIA EDGAR

July 8, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Annuity Separate Account – III

Initial Form N-4 Registration Statement under the Securities Act and

File No. 811-08904 Amendment No. 211 under the 1940 Act

Commissioners:

NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, hereby electronically files on Form N-4 the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 211 to the Registration Statement under the Investment Company Act of 1940 .

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering securities in connection with two new individual modified single premium deferred annuity contracts to be issued by NYLIAC: the New York Life IndexFlex Variable Annuity and the New York Life IndexFlex Variable Annuity – FP Series (the “new Contracts”). The Contracts offer variable, fixed index-linked and fixed investment options. The Contracts are substantially similar, with minor differences as noted in the prospectus included in the Registration Statement. The New York Life IndexFlex Variable Annuity will be sold by registered representatives of NYLIFE Securities LLC. The New York Life IndexFlex Variable Annuity- FP Series will be sold by registered representatives of third- party broker-dealers that have selling agreements with NYLIFE Distributors LLC.

The new Contracts are substantially similar in all material respects to the New York Life Premier Variable Annuity – FP Series contract (the “existing Contract”) described in the currently effective prospectus and statement of additional information included in Registrant’s registration statement (File No. 333-219399), except as discussed below.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

●	year-end audited financial statements of NYLIAC and the Registrant;

●	any exhibits required by Form N-4 that have not yet been filed; and

●	any disclosure changes made in response to staff comments.

2. Request for Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”).

The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in 3., below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

(a) Similarities to Existing Contract

In support of our request, we respectfully note that the new Contracts are substantially similar in all material respects to the existing Contract, except as noted below. Accordingly, we respectfully submit that to the extent the staff has reviewed the existing Contract, it is already familiar with the features of the new Contracts.

(b) Primary Differences with Existing Contract

Pursuant to the Release, we note that the primary differences between the new Contracts and the existing Contract include:

●	the new Contracts have a minimum premium payment amount of $10,000;

●	the new Contracts offer only 13 Investment Divisions;

●	the new Contracts offer fixed index-linked investment options;

●	the new Contracts have different surrender charge schedules and only an Accumulation Value based M&E charge;

●	the New York Life IndexFlex Variable Annuity – FP Series offers a Living Needs Benefit Rider that does not include an unemployment component; and

●	the new Contracts do not offer automatic asset rebalancing, dollar cost averaging programs or interest sweep.

For ease of review, we will provide a courtesy blackline of the prospectus for the new Contracts marked against the prospectus for the existing Contract.

3. Timetable for Effectiveness

NYLIAC desires to being marketing the new Contract on or about November 23, 2020 (“Launch Date”). Accordingly, the Registrant would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before November 1, 2020, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant or its principal underwriter, NYLIFE Distributors LLC will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and NYLIFE Distributors LLC have authorized their counsel to state on their behalf that they are aware of their obligations under the Securities Act.

Please feel free to call me at (914) 960-4141 or e-mail me at Laura_Bramson@newyorklife.com with any questions or comments on the filing.

Sincerely,

/s/ Laura M. Bramson
Laura M. Bramson
Associate General Counsel